Related Party Transactions - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties abstract [abstract]
Percentage of increase in notes of the group	20.00%
Key management personnel compensation	$ 1,609,488	$ 1,973,926